DEBT (Tables)	9 Months Ended
Sep. 30, 2024
DEBT
Summary of minimum calendar year payments and maturities of the Oak Street notes

The minimum payments and maturities of the Oak Street notes as of September 30, 2024, are as follows (in thousands):

2024	$598
2025	2,596
2026	2,950
2027	3,344
2028	3,788
Thereafter	6,434
Total	$19,710